CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($)	Non-cash Exercise of Warrants [Member] Common Stock [Member]	Non-cash Exercise of Warrants [Member] Additional Paid-in Capital [Member]	Non-cash Exercise of Warrants [Member]	Exercise of Warrants for Cash [Member] Common Stock [Member]	Exercise of Warrants for Cash [Member] Additional Paid-in Capital [Member]	Exercise of Warrants for Cash [Member]	Feinsod Agreement [Member] Common Stock [Member]	Feinsod Agreement [Member] Additional Paid-in Capital [Member]	Feinsod Agreement [Member]	Iron Protection Group [Member] Common Stock [Member]	Iron Protection Group [Member] Additional Paid-in Capital [Member]	Iron Protection Group [Member]	DB Option Agreement [Member] Additional Paid-in Capital [Member]	DB Option Agreement [Member]	Chiefton Acquisition [Member] Common Stock [Member]	Chiefton Acquisition [Member] Additional Paid-in Capital [Member]	Chiefton Acquisition [Member]	10% Convertible Note [Member] Common Stock [Member]	10% Convertible Note [Member] Additional Paid-in Capital [Member]	10% Convertible Note [Member]	8% Convertible Note [Member] Additional Paid-in Capital [Member]	8% Convertible Note [Member]	12% Convertible Notes [Member] Common Stock [Member]	12% Convertible Notes [Member] Additional Paid-in Capital [Member]	12% Convertible Notes [Member]	10% Convertible Note [Member] Additional Paid-in Capital [Member]	10% Convertible Note [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2014																												$ 12,500	$ 4,107,076	$ (7,641,101)	$ (3,521,525)
Balance (in Shares) at Dec. 31, 2014																												12,499,933
Common stock issued							$ 1,150	$ 3,628,350	$ 3,629,500
Common stock issued (in Shares)							1,150,000
Exercise of Warrants	$ 760	$ 3,682,510	$ 3,683,270	$ 25	$ 99,975	$ 100,000
Exercise of Warrants (in Shares)	760,263			25,000
Stock issued for services																												$ 50	114,643		114,693
Stock issued for services (in Shares)																												50,000
Conversion of Notes payable and interest																												$ 330	1,650,793		1,651,123
Conversion of Notes payable and interest (in Shares)																												330,225
Warrants issued																										$ 298,532	$ 298,532
Common stock issued for acquisition										$ 100	$ 1,043,700	$ 1,043,800
Common stock issued for acquisition (in Shares)										100,000
Warrants issued for services																													77,918		77,918
Employee stock options																													1,500,783		1,500,783
Net loss																														(8,786,277)	(8,786,277)
Balance at Dec. 31, 2015																												$ 14,915	16,204,280	(16,427,378)	(208,183)
Balance (in Shares) at Dec. 31, 2015																												14,915,421
Common stock issued							$ 150	$ 662,850	$ 663,000																			$ 50	132,125		132,175
Common stock issued (in Shares)							150,000																					50,000
Exercise of Warrants																															250,000
Stock issued for services																												$ 50	24,950		25,000
Stock issued for services (in Shares)																												50,000
Warrants issued													$ 55,100	$ 55,100					$ 442,000	$ 442,000	$ 31,100	$ 31,100
Common stock issued upon exercise of warrants and stock																		$ 113	$ 121,387	$ 121,500			$ 1,218	$ 4,098,032	$ 4,099,250			$ 153	153,187		153,340
Common stock issued upon exercise of warrants and stock (in Shares)																		112,500					1,217,857					153,000
Common stock issued for acquisition										$ 400	$ 842,800	$ 843,200			$ 80	$ 69,320	$ 69,400
Common stock issued for acquisition (in Shares)										400,000					80,000
Warrants issued for services																													150,165		150,165
Employee stock options																													3,346,692		3,346,692
Net loss																														(32,799,677)	(32,799,677)
Balance at Dec. 31, 2016																												$ 17,129	$ 26,333,988	$ (49,227,055)	(22,875,938)
Balance (in Shares) at Dec. 31, 2016																												17,128,778
Exercise of Warrants																															668,750
Common stock issued for acquisition																															$ 155,000
Common stock issued for acquisition (in Shares)																															104,359
Net loss																															$ (6,354,803)
Balance at Sep. 30, 2017																															$ (6,086,559)